Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2023	Aug. 02, 2023	Jan. 27, 2023
Senior Secure Notes Due 2029
Related Party Transaction [Line Items]
Principal amount					$ 35,700,000	$ 35,700,000
Subscription Agreement
Related Party Transaction [Line Items]
Principal amount							$ 6,000,000
Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Other Liabilities	$ 0	$ 400,000	$ 0	$ 100,000
Flights flown by global
Related Party Transaction [Line Items]
Expense to related party			39,000	181,000
Other Liabilities			0	31,000
Flights flown by global | Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Expense to related party	$ 0	$ 1,200,000	$ 1,200,000	$ 900,000